Trading assets and liabilities	12 Months Ended
Dec. 31, 2011
Trading assets and liabilities

end of	2011	2010

Trading assets (CHF million)

Debt securities	145,035	154,555

Equity securities [1]	66,904	102,941

Derivative instruments [2]	52,548	47,744

Other	15,066	19,464

Trading assets	279,553	324,704

Trading liabilities (CHF million)

Short positions	67,639	76,094

Derivative instruments [2]	60,121	57,903

Trading liabilities	127,760	133,997

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2011	2010

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	36,474	28,500

Receivables not netted [1]	15,809	14,987

Total	52,283	43,487

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,639	29,238

Payables not netted [1]	11,934	14,428

Total	49,573	43,666

1 Recorded as cash collateral on derivative instruments, refer to "Note 22 – Other assets and other liabilities".

Bank
Trading assets and liabilities

end of	2011	2010

Trading assets (CHF million)

Debt securities	144,184	153,228

Equity securities [1]	65,138	101,196

Derivative instruments [2]	52,070	47,776

Other	14,682	19,056

Trading assets	276,074	321,256

Trading liabilities (CHF million)

Short positions	67,567	76,219

Derivative instruments [2]	59,131	57,718

Trading liabilities	126,698	133,937

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2011	2010

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	36,326	28,400

Receivables not netted [1]	15,812	14,987

Total	52,138	43,387

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,883	29,480

Payables not netted [1]	11,933	14,428

Total	49,816	43,908

1 Recorded as cash collateral on derivative instruments, refer to "Note 21 - Other assets and other liabilities".